15007578

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

JUN 08 2015

Washington, DC 20549

CERT NYS

File No. 001-15106

June 8, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 6.850% Global Notes due 2115 of Petrobras Global Finance B.V., guaranteed by Petróleo Brasileiro S.A. – Petrobras under the Exchange Act of 1934.

Sincerely,

[signature]